Consolidated Statement of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Total IBM Stockholders' Equity	Common Stock and Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income/(Loss)	Noncontrolling Interests
Equity, beginning balance at Dec. 31, 2008	$ 13,584	$ 13,465	$ 39,129	$ 70,353	$ (74,171)	$ (21,845)	$ 119
Net income plus other comprehensive income/(loss)
Net income	13,425	13,425		13,425
Other comprehensive income/(loss) (Note L)	3,015	3,015				3,015
Total comprehensive income	16,440	16,440
Cash dividends declared-common stock	(2,860)	(2,860)		(2,860)
Common stock issued under employee plans (shares - 20,669,785 in 2011, 34,783,386 in 2010, and 30,034,808 in 2009)	3,011	3,011	3,011
Purchases (shares - 1,717,246 in 2011, 2,334,932 in 2010, and 1,550,846 in 2009) and sales (shares - 4,920,198 in 2011, 7,929,318 in 2010, and 6,408,265 in 2009) of treasury stock under employee plans - net	443	443		(19)	462
Other treasury shares purchased, not retired (shares - 88,683,716 in 2011, 117,721,650 in 2010, 68,650,727 in 2009)	(7,534)	(7,534)			(7,534)
Changes in other equity	(330)	(330)	(330)
Changes in noncontrolling interests	(1)						(1)
Equity, ending balance at Dec. 31, 2009	22,755	22,637	41,810	80,900	(81,243)	(18,830)	118
Net income plus other comprehensive income/(loss)
Net income	14,833	14,833		14,833
Other comprehensive income/(loss) (Note L)	87	87				87
Total comprehensive income	14,920	14,920
Cash dividends declared-common stock	(3,177)	(3,177)		(3,177)
Common stock issued under employee plans (shares - 20,669,785 in 2011, 34,783,386 in 2010, and 30,034,808 in 2009)	3,579	3,579	3,579
Purchases (shares - 1,717,246 in 2011, 2,334,932 in 2010, and 1,550,846 in 2009) and sales (shares - 4,920,198 in 2011, 7,929,318 in 2010, and 6,408,265 in 2009) of treasury stock under employee plans - net	477	477		(24)	501
Other treasury shares purchased, not retired (shares - 88,683,716 in 2011, 117,721,650 in 2010, 68,650,727 in 2009)	(15,419)	(15,419)			(15,419)
Changes in other equity	28	28	28
Changes in noncontrolling interests	8						8
Equity, ending balance at Dec. 31, 2010	23,172	23,046	45,418	92,532	(96,161)	(18,743)	126
Net income plus other comprehensive income/(loss)
Net income	15,855	15,855		15,855
Other comprehensive income/(loss) (Note L)	(3,142)	(3,142)				(3,142)
Total comprehensive income	12,713	12,713
Cash dividends declared-common stock	(3,473)	(3,473)		(3,473)
Common stock issued under employee plans (shares - 20,669,785 in 2011, 34,783,386 in 2010, and 30,034,808 in 2009)	2,394	2,394	2,394
Purchases (shares - 1,717,246 in 2011, 2,334,932 in 2010, and 1,550,846 in 2009) and sales (shares - 4,920,198 in 2011, 7,929,318 in 2010, and 6,408,265 in 2009) of treasury stock under employee plans - net	175	175		(56)	231
Other treasury shares purchased, not retired (shares - 88,683,716 in 2011, 117,721,650 in 2010, 68,650,727 in 2009)	(15,034)	(15,034)			(15,034)
Changes in other equity	317	317	317
Changes in noncontrolling interests	(29)						(29)
Equity, ending balance at Dec. 31, 2011	$ 20,236	$ 20,138	$ 48,129	$ 104,857	$ (110,963)	$ (21,885)	$ 97